UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, IL  60523
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report
November 30, 2012
(Unaudited)

Iman Fund

IMAN FUND

January 20, 2013

Dear Shareholders,

Assalumu Alaykum (greetings of peace),

Iman Fund performed well in the six months ending 11/30/2013; rising 6.83%, closely following the Dow Jones Islamic Market USA Index which increased by 7.06%. Earlier in the year, the stock market was troubled by the debt problems in Europe, slower growth in China (and its global effects) and uncertainty about a U.S. economic recovery. However, beginning in June, stocks rose on account of Federal Reserve and European central banks stimuli, steps to repair the Eurozone finances and signs of recovery in the U.S. housing market. Broad equity benchmarks hit multiyear highs in September and the NASDAQ reached a 12-year high. Stocks retreated in October, which was attributed to disappointing corporate earnings and a two-day weather-related closure of the New York Stock Exchange. In the reporting period, gains were led by telecommunication services (underweighted in the Fund as most of its companies are debt-laden) and health care (overweighed in the Fund).  Energy (overweighed in the Fund) and materials lagged. Despite lingering Eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets’ stocks rose modestly.

The outlook for 2013 appears to be good, but we have to be realistic. The world is still concerned with the European financial crisis and its potential impact on growth in Europe and the world. However, Europe’s stock prices already discounted this expectation and some are underpriced. Worries about the fiscal cliff are abating. The U.S. had its election and China went through its political change rather smoothly. The U.S. economy will probably grow slowly next year but better than in 2012. We are now almost six years past the peak in the housing market. Housing prices have stabilized and employment has improved, though sluggishly. The U.S. is a very large and dynamic market with many entrepreneurial companies that are continuing to grow. Current equity valuations are modest, i.e. they do not appear overly cheap or expensive when compared with historical norms.  In short, we believe the United States stock market is likely to improve in 2013.

We are confident that the Fund’s portfolio is positioned well. The Fund is acquiring shares in carefully selected companies, including consumer-based cyclical stocks which are trading at attractive valuations, as well as defensive stocks, including stocks in healthcare and energy sectors. However, technology remains one of the Fund’s largest sector holdings. We are emphasizing companies with significant cash flow, dominant market share in many products, and the ability to increase prices in a low-inflation environment.

We believe that a basic tenet of successful investing is to invest for the long run; riding out the markets’ inevitable ups and downs, rather than selling into panic or chasing the hottest fad. Patience could also afford the benefits of compounding, lower transaction cost, and reduced taxes. We believe diversification, and nowadays, geographic diversification are of utmost importance. Another tenet is investing regularly, which can help lower the average cost of your purchases. Investing a fixed sum of money each month ensures that you won’t purchase all your shares at market highs. This strategy — known as dollar cost averaging — also takes “emotion” out of investing, and helps shareholders avoid irrational panics. No strategy can eliminate risk, but prudent strategies could considerably decrease the impact of stock market declines.

We will continue to be vigilant in following market changes and look carefully for investment opportunities. We thank you for entrusting your hard-earned money with us. We promise to continue working hard to prove worthy of your trust.

Bassam Osman
President, Iman Fund

IMAN FUND

Past performance is not a guarantee of future results.

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of January 2013, are subject to change, and any forecasts made cannot be guaranteed and should not be considered investment advice.

Mutual Fund investing involves risk; principal loss is possible.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Historically, the Advisor believes that the Islamic restrictions placed on the Fund have not adversely affected the Fund; however, it is possible that these restrictions may result in the Fund not performing as well as mutual funds not subject to such restrictions.  Investments in smaller companies involve additional risk, such as limited liquidity and greater volatility.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.  The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.  You cannot invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Cash flow measures the cash generating capability of a company by adding non cash charges (e.g. depreciation) and interest expenses to pretax income.

Dollar Cost Averaging involves continuous investment in securities regardless of fluctuating price levels of such securities.  The investor should consider his/her financial ability to continue purchases through periods of low price levels.  Such a plan does not assure a profit and does not protect against loss in declining markets.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

IMAN FUND
EXPENSE EXAMPLE
November 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/12 - 11/30/12).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/12	11/30/12	6/1/12 - 11/30/12*
Actual	$1,000.00	$1,068.30	$8.71
Hypothetical (5% return before expenses)	1,000.00	1,016.65	8.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.68% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2012 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2002 to November 30, 2012
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2002 and held through November 30, 2012.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure U.S. markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2012	Months	Year	Years	Years
Iman Fund	6.83%	9.45%	(0.42)%	5.20%
Dow Jones Islamic Market USA Index*	7.06%	10.98%	1.46%	5.96%
Russell 3000 Growth Index**	7.59%	14.63%	3.06%	6.90%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2012 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8%

	AGRICULTURE, CONSTRUCTION,
	& MINING MACHINERY
	MANUFACTURING - 1.5%
5,375	Alamo Group Inc.	$178,020
9,100	The Toro Co.	408,226
		586,246

	ANIMAL SLAUGHTERING
	& PROCESSING - 0.7%
6,000	Sanderson Farms, Inc.	287,820

	APPAREL KNITTING
	MILLS - 0.3%
4,900	Zumiez, Inc. (a)	101,332

	AUTOMOTIVE REPAIR &
	MAINTENANCE - 0.3%
4,000	Monro Muffler Brake, Inc.	128,320

	BEVERAGE
	MANUFACTURING - 1.4%
14,200	The Coca Cola Co.	538,464

	BUILDING MATERIAL &
	SUPPLIES DEALERS - 1.0%
6,200	Fastenal Co.	259,222
2,400	The Home Depot, Inc.	156,168
		415,390

	BUSINESS SUPPORT
	SERVICES - 0.5%
5,500	Team, Inc. (a)	197,560

	CHEMICAL & ALLIED
	PRODUCTS MERCHANT
	WHOLESALERS - 0.8%
5,100	Acuity Brands, Inc.	337,365

	CLOTHING STORES - 3.0%
7,400	Ann, Inc. (a)	248,270
10,100	Francesca’s Holdings Corp. (a)	262,903
15,300	The TJX Companies, Inc.	678,402
		1,189,575

	COMMERCIAL & SERVICE
	INDUSTRY MACHINERY
	MANUFACTURING - 0.9%
8,000	3D Systems Corp. (a)	357,680

	COMMERCIAL SERVICES - 0.4%
5,900	Copart, Inc. (a)	178,239

	COMMUNICATIONS EQUIPMENT
	MANUFACTURING - 2.0%
4,900	Motorola Solutions, Inc.	266,805
5,100	QUALCOMM, Inc.	324,462
3,500	Trimble Navigation Ltd. (a)	194,740
		786,007
	COMPUTER &
	PERIPHERAL EQUIPMENT
	MANUFACTURING - 4.8%
2,600	Apple Inc.	1,521,728
3,900	Aruba Networks, Inc. (a)	75,972
4,500	Fusion-io, Inc. (a)	104,985
1,100	International Business
	Machines Corp. (IBM)	209,077
		1,911,762

	COMPUTER SYSTEMS DESIGN
	& RELATED SERVICES - 2.9%
1,500	Cerner Corp. (a)	115,830
14,500	Constant Contact, Inc. (a)	193,140
100	Priceline.com Inc. (a)	66,316
13,200	Riverbed Technology, Inc. (a)	236,280
4,300	Sourcefire, Inc. (a)	211,689
9,737	VeriSign (a)	332,324
		1,155,579

	CUT & SEW APPAREL
	MANUFACTURING - 2.4%
3,400	Carter’s, Inc. (a)	180,336
6,900	Lululemon Athletica Inc. (a)	495,282
5,100	Oxford Industries, Inc.	278,664
		954,282

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2012 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (CONTINUED)

	DATA PROCESSING, HOSTING,
	& RELATED SERVICES - 0.9%
7,000	Red Hat, Inc. (a)	$345,800

	DRUGS & DRUGGISTS’
	SUNDRIES MERCHANT
	WHOLESALERS - 0.2%
1,700	Herbalife Ltd. (b)	78,149

	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 0.6%
1,000	Amazon.com, Inc. (a)	252,050

	ELECTRONICS &
	APPLIANCE STORES - 0.7%
9,500	Aaron’s, Inc.	272,650

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 0.2%
900	Cummins, Inc.	88,344

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 0.3%
2,200	C.H. Robinson Worldwide, Inc.	135,828

	FULL-SERVICE
	RESTAURANTS - 0.5%
7,600	AFC Enterprises, Inc. (a)	200,944

	GENERAL FREIGHT
	TRUCKING - 1.1%
16,400	Knight Transportation, Inc.	246,492
3,400	Landstar Systems, Inc.	171,938
		418,430

	GRAIN & OILSEED
	MILLING - 1.5%
15,300	Unilever NV - NY Reg.
	Shares - ADR (b)	578,799

	GROCERY STORES - 0.9%
6,800	United Natural Foods, Inc. (a)	352,036

	HEALTH & PERSONAL
	CARE STORES - 0.2%
900	Ulta Salon, Cosmetics &
	Fragrance, Inc.	90,252

	HOUSEHOLD & INSTITUTIONAL
	FURNITURE & KITCHEN CABINET
	MANUFACTURING - 0.8%
15,800	Pier 1 Imports, Inc.	303,202

	INDUSTRIAL MACHINERY
	MANUFACTURING - 0.4%
2,464	ASML Holding N.V. - ADR (b)	154,173

	INFORMATION SERVICES - 2.0%
1,120	Google Inc. (a)	782,174

	INSURANCE & EMPLOYEE
	BENEFIT FUNDS - 0.5%
4,000	WellCare Health Plans Inc (a)	193,080

	INTERNET &
	CATALOG RETAIL - 0.4%
3,000	eBay Inc. (a)	158,460

	MACHINERY, EQUIPMENT
	& SUPPLIES MERCHANT
	WHOLESALERS - 1.1%
10,500	Applied Industrial Technologies, Inc.	420,315

	MANAGEMENT, SCIENTIFIC
	& TECHNICAL CONSULTING
	SERVICES - 1.9%
4,800	Salesforce.com, Inc. (a)	756,816

	MANUFACTURING &
	REPRODUCING MAGNETIC
	& OPTICAL MEDIA - 0.5%
10,100	Gentex Corp.	179,275

	MEDICAL EQUIPMENT &
	SUPPLIES MANUFACTURING - 6.3%
8,500	3M Co.	773,075
3,900	C.R. Bard, Inc.	386,139
150	Intuitive Surgical, Inc. (a)	79,350

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2012 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (CONTINUED)

	MEDICAL EQUIPMENT & SUPPLIES
	MANUFACTURING - 6.3% (Continued)
4,700	Stryker Corp.	$254,552
11,500	Varian Medical Systems, Inc. (a)	795,340
3,400	Zimmer Holdings, Inc.	224,298
		2,512,754

	METAL ORE MINING - 2.6%
4,600	Agnico-Eagle Mines Ltd. (b)	256,680
7,600	Franco-Nevada Corp. (b)	427,728
8,600	Goldcorp, Inc. (b)	332,820
		1,017,228

	METALWORKING MACHINERY
	MANUFACTURING - 0.0%
685	Gulf Island Fabrication, Inc.	15,940

	MOTOR VEHICLE BODY &
	TRAILER MANUFACTURING - 0.5%
4,000	CLARCOR Inc.	185,520

	MOTOR VEHICLE PARTS
	MANUFACTURING - 0.5%
5,200	Sun Hydraulics Corp.	135,928
1,100	WABCO Holdings, Inc. (a)	68,255
		204,183

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 5.0%
2,000	Agilent Technologies, Inc.	76,580
7,700	ArthroCare Corp. (a)	257,873
6,400	Cyberonics, Inc. (a)	330,880
1,800	Danaher Corp.	97,146
1,300	Fossil, Inc. (a)	112,372
4,500	Geospace Technologies Corp. (a)	342,765
57,700	Ion Geophysical Corp. (a)	343,892
3,700	MTS Systems Corp.	178,895
11,600	Rofin-Sinar Technologies, Inc (a)	245,340
		1,985,743

	NEWSPAPER, PERIODICAL,
	BOOK & DIRECTORY
	PUBLISHERS - 0.3%
3,100	Reed Elsevier PLC - ADR (b)	127,968

	OFFICE ADMINISTRATIVE
	SERVICES - 0.5%
4,300	Gartner, Inc. (a)	205,884

	OIL & GAS EXTRACTION - 1.9%
3,800	Cimarex Energy Co.	228,456
3,700	Helmerich & Payne, Inc.	193,140
4,300	Occidental Petroleum Corp.	323,403
		744,999

	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 1.7%
13,100	Emerson Electric Co.	658,013

	OTHER GENERAL
	MERCHANDISE STORES - 1.4%
13,800	Fred’s, Inc. - Class A	183,540
4,000	O’Reilly Automotive, Inc. (a)	376,320
		559,860

	OTHER GENERAL
	PURPOSE MACHINERY
	MANUFACTURING - 2.2%
1,200	Flowserve Corp.	166,260
4,100	Gardner Denver Inc.	286,385
7,000	The Gorman-Rupp Co.	194,810
2,200	Roper Industries Inc.	245,366
		892,821

	OTHER INFORMATION
	SERVICES - 1.7%
3,900	Baidu, Inc. - ADR (a)(b)	375,609
19,600	Nic, Inc.	294,196
		669,805

	OTHER MISCELLANEOUS
	MANUFACTURING - 1.0%
9,300	Pool Corp.	389,577

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2012 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (CONTINUED)

	OTHER PROFESSIONAL,
	SCIENTIFIC & TECHNICAL
	SERVICES - 0.5%
2,100	IHS, Inc. (a)	$193,494

	OTHER
	TELECOMMUNICATIONS - 0.6%
34,100	EarthLink, Inc.	225,060

	OUTPATIENT
	CARE CENTERS - 0.4%
6,700	U.S. Physical Therapy, Inc.	179,024

	PESTICIDE, FERTILIZER &
	OTHER AGRICULTURAL
	CHEMICAL MANUFACTURING - 0.7%
3,000	Monsanto Co.	274,770

	PETROLEUM & COAL PRODUCTS
	MANUFACTURING - 1.9%
5,400	Exxon Mobil Corp.	475,956
4,100	Royal Dutch Shell PLC -
	Class B - ADR (b)	283,228
		759,184

	PHARMACEUTICAL & MEDICINE
	MANUFACTURING - 10.3%
1,400	Allergan, Inc.	129,850
24,800	Amarin Corp PLC - ADR (a)(b)	307,768
7,600	Ariad Pharmaceuticals, Inc. (a)	169,936
6,200	BioMarin Pharmaceutical Inc. (a)	301,320
5,400	Bristol-Myers Squibb Co.	176,202
19,900	Elan Corp. PLC - ADR (a)(b)	198,602
3,000	IDEXX Laboratories, Inc. (a)	280,410
5,900	Impax Laboratories, Inc. (a)	120,006
9,000	Johnson & Johnson	627,570
4,000	MAP Pharmaceuticals, Inc. (a)	63,760
1,500	Mead Johnson Nutrition Co.	102,285
6,200	Medivation, Inc. (a)	323,330
2,600	Merck & Co., Inc.	115,180
2,100	Novo Nordisk A/S - ADR (b)	333,207
1,500	Onyx Pharmaceuticals, Inc. (a)	113,205
3,500	Pharmacyclics, Inc. (a)	185,675
1,500	Regeneron Pharmaceuticals Inc. (a)	264,825
7,000	Vertex Pharmaceuticals Inc. (a)	278,530
		4,091,661

	POULTRY & EGG
	PRODUCTION - 1.0%
8,700	Cal-Maine Foods, Inc.	399,939

	PROFESSIONAL &
	COMMERCIAL EQUIPMENT
	& SUPPLIES MERCHANT
	WHOLESALERS - 0.5%
2,300	Henry Schein, Inc. (a)	185,771

	ROAD & RAIL - 0.6%
11,000	Werner Enterprises, Inc.	238,590

	SCIENTIFIC RESEARCH
	& DEVELOPMENT
	SERVICES - 2.8%
4,800	Alexion Pharmaceuticals, Inc. (a)	460,896
5,300	Babcock & Wilcox Co. (a)	133,507
3,200	Covance, Inc. (a)	182,432
4,200	Incyte Corp. (a)	73,920
14,900	Luminex Corp. (a)	256,578
		1,107,333

	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 3.5%
1,400	ARM Holdings plc - ADR (b)	52,248
3,400	Cavium, Inc. (a)	119,782
6,700	Cree, Inc. (a)	216,477
15,600	JDS Uniphase Corp. (a)	189,228
13,300	Microchip Technology Inc.	404,586
22,900	NVIDIA Corp. (a)	274,342
3,600	Xilinx, Inc.	124,740
		1,381,403

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2012 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.8% (CONTINUED)

	SOAP, CLEANING COMPOUND
	& TOILET PREPARATION
	MANUFACTURING - 0.8%
1,100	Colgate-Palmolive Co.	$119,350
3,000	Tupperware Brands Corp.	194,550
		313,900

	SOFTWARE PUBLISHERS - 5.0%
1,900	ANSYS, Inc. (a)	126,027
11,000	Aspen Technology, Inc. (a)	285,890
6,200	Catamaran Corp. (a)(b)	301,878
5,200	Intuit Inc.	311,532
6,100	Manhattan Associates, Inc. (a)	349,164
2,400	MICROS Systems, Inc. (a)	104,304
5,700	SAP AG - ADR (b)	444,543
900	Teradata Corp. (a)	53,532
		1,976,870

	SPORTING GOODS,
	HOBBY & MUSICAL
	INSTRUMENT STORES - 0.6%
4,700	Hibbett Sports, Inc. (a)	252,578

	SUPPORT ACTIVITIES FOR
	CROP PRODUCTION - 1.2%
18,200	Fresh Del Monte Produce, Inc. (b)	472,290

	SUPPORT ACTIVITIES
	FOR MINING - 1.2%
30,200	RPC, Inc.	349,112
2,000	Schlumberger Ltd. (b)	143,240
		492,352

	TEXTILES, APPAREL &
	LUXURY GOODS - 0.1%
600	NIKE, Inc. - Class B	58,488

	TRADING COMPANIES
	& DISTRIBUTORS - 0.5%
1,000	W.W. Grainger, Inc.	194,020

	VENTILATION, HEATING,
	AIR-CONDITIONING &
	COMMERCIAL REFRIGERATION
	EQUIPMENT MANUFACTURING - 1.8%
13,700	Donaldson Co., Inc.	460,046
7,300	ESCO Technologies, Inc.	267,910
		727,956
	WATER, SEWAGE &
	OTHER SYSTEMS - 1.6%
13,000	Pentair Ltd. (b)	630,370

	WHOLESALE ELECTRONIC
	MARKETS AND AGENTS
	AND BROKERS - 1.0%
9,100	Tech Data Corp. (a)	401,947
	TOTAL COMMON STOCKS
	(Cost $37,314,496)	39,613,693
	Total Investments
	(Cost ($37,314,496) - 99.8%	39,613,693
	Other Assets in Excess
	of Liabilities - 0.2%	90,633
	TOTAL NET ASSETS - 100.0%	$39,704,326

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non Income Producing
(b)	Foreign Issued Securities. See Note 2 to the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $37,314,496)	$39,613,693
Cash	168,238
Dividend receivable	78,156
Receivable for capital shares sold	3,335
Receivable for investments sold	744,937
Other assets	40,389
Total Assets	40,648,748

Liabilities:
Payable for investments purchased	832,769
Payable for capital shares redeemed	8,000
Payable to Advisor (Note 3)	31,143
Payable for professional fees	19,229
Accrued expenses and other liabilities	53,281
Total Liabilities	944,422
Net Assets	$39,704,326

Net assets consist of:
Paid-in capital	$38,693,756
Accumulated net realized loss on investments	(1,288,627)
Net unrealized appreciation on investments	2,299,197
Net Assets	$39,704,326

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,450,821
Net asset value, redemption price and offering price per share	$8.92

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2012 (Unaudited)

Investment income:
Dividend income (net of foreign withholding tax of $3,533)	$209,784
Total investment income	209,784

Expenses:
Advisory fees (Note 3)	191,911
Administration fees	24,659
Transfer agent fees and expenses	22,945
Federal and state registration fees	21,327
Legal fees	17,629
Fund accounting fees	17,259
Trustees’ fees and related expenses	9,808
Audit fees	6,831
Reports to shareholders	4,819
Custody fees	3,705
Other expenses	996
Total expenses	321,889
Net investment loss	(112,105)

Realized and unrealized gain on investments:
Net realized gain from security transactions	1,246,332
Change in net unrealized appreciation/depreciation on investments	1,318,572
Realized and unrealized gain on investments	2,564,904
Net increase in net assets from operations	$2,452,799

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
From operations:
Net investment loss	$(112,105)	$(219,553)
Net realized gain (loss) on investments	1,246,332	(731,025)
Change in net unrealized appreciation/depreciation on investments	1,318,572	(1,257,535)
Net increase (decrease) in net assets from operations	2,452,799	(2,208,113)

From capital share transactions:
Proceeds from sale of shares	2,554,163	5,450,983
Payments for shares redeemed	(1,425,596)	(2,031,725)
Net increase in net assets from capital share transactions	1,128,567	3,419,258

Total increase in net assets	3,581,366	1,211,145

Net assets:
Beginning of period	36,122,960	34,911,815
End of period	$39,704,326	$36,122,960

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2012		Year Ended May 31,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value, beginning of period	$8.35		$8.97		$6.91		$5.92		$9.70		$8.84
Income (loss) from
investment operations:
Net investment loss(1)	(0.02)		(0.05)		(0.05)		(0.02)		(0.02)		(0.03)
Net realized and unrealized
gains (losses) on investments	0.59		(0.57)		2.11		1.01		(3.57)		0.90
Total from investment operations	0.57		(0.62)		2.06		0.99		(3.59)		0.87

Less distributions paid:
From net realized gain on investments	—		—		—		—		(0.19)		(0.01)
Total distributions paid	—		—		—		—		(0.19)		(0.01)
Net asset value, end of period	$8.92		$8.35		$8.97		$6.91		$5.92		$9.70

Total return	6.83%		(6.91)%		29.81%		16.72%		(36.86)%		9.91%

Net assets at end of period (000’s)	$39,704		$36,123		$34,912		$27,713		$24,717		$43,137
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.68%		1.74%		1.75%		1.71%		1.72%		1.36%
After waiver and
expense reimbursement	1.68	%(2)	1.74	%(2)	1.75	%(2)	1.71	%(2)	1.72	%(2)	1.42%
Ratio of net investment
loss to average net assets:
Before expense reimbursement	(0.59)%		(0.65)%		(0.65)%		(0.23)%		(0.33)%		(0.25)%
After expense reimbursement	(0.59	)%(2)	(0.65	)%(2)	(0.65	)%(2)	(0.23	)%(2)	(0.33	)%(2)	(0.31)%
Portfolio turnover rate	55.9%		96.9%		169.3%		177.5%		108.7%		138.7%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Effective October 1, 2008, the Fund no longer has an Expense Waiver Agreement in place.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc.  (“AAA” or the “Advisor”), a Delaware corporation, serves as investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Advisor anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Advisor in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2012.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under direction of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2012

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors.  These inputs can be either observable or unobservable.  The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace.  The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations.  During these periods, the availability of prices and inputs may be reduced for many investments.  This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.  These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,613,693	$—	$—	$39,613,693
Total*	$39,613,693	$—	$—	$39,613,693

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued ASU No. 2011.04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Fund has disclosed the applicable requirements of this accounting standard in its financial statements.

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position.  The standard does not have any impact on the Fund’s financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2009 through May 31, 2012.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.  At May 31, 2012, the Fund had accumulated net realized capital loss carryforwards of $2,017,271.  Of the total capital loss carryforward amount, $1,797,877 will expire on May 31, 2018.  The remaining balance of short-term capital loss carryforwards of $219,394 has an indefinite expiration.  To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

As of May 31, 2012, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$34,951,412
Gross tax unrealized appreciation	$3,219,511
Gross tax unrealized depreciation	(2,276,672)
Net tax unrealized appreciation	$942,839
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	(2,607,934)
Total accumulated gain	$(1,665,095)

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  The Fund deferred, on a tax basis, a post-October loss of $508,140 and a post-December late-year loss of $82,523, for the fiscal year ended May 31, 2012.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

No distributions were paid for the six months ended November 30, 2012 or the year ended May 31, 2012.

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2012 (Unaudited)

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subsequent Events:  In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2012 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in the financial statements.

3.	Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

Effective October 1, 2006 through September 30, 2008, the Advisor contractually agreed to waive or reimburse the Fund if the aggregate annual operating expenses exceeded 1.70% of average net assets.  Effective October 1, 2008, the Expense Waiver Agreement is no longer in place.

For the six months ended November 30, 2012, the Fund had advisory expenses of $191,911 and at November 30, 2012, the Fund had $31,143 payable to the Advisor.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Advisor.

4.	Capital Share Transactions

Capital Share Transactions of the Fund for the six months ended November 30, 2012, were as follows:

	Amount	Shares
Shares sold	$2,554,163	288,178
Shares redeemed	(1,425,596)	(162,216)
Net increase	$1,128,567	125,962

Shares Outstanding
Beginning of period		4,324,859
End of period		4,450,821

Capital Share Transactions of the Fund for the year ended May 31, 2012, were as follows:

	Amount	Shares
Shares sold	$5,450,983	675,326
Shares redeemed	(2,031,725)	(240,750)
Net increase	$3,419,258)	434,576

Shares Outstanding
Beginning of period		3,890,283
End of period		4,324,859

5.	Securities Transactions

During the six months ended November 30, 2012, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $22,430,972 and $21,287,186, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2012, the North American Islamic Trust (“NAIT”) held 66.8% of the Fund. NAIT is the parent company of the Advisor.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
K&L Gates LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 9, 2007.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By               /s/Bassam Osman
Bassam Osman, President

Date    February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By               /s/Bassam Osman
Bassam Osman, President

Date    February 7, 2013

By               /s/Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date    February 7, 2013